Derivatives - Summary of Derivative Currency Swap Forward Contract List (Details) - 12 months ended Dec. 31, 2022 - Currency forward contracts $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of Derivative Currency forward contract detail list [Line Items]
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Dec. 08, 2022	Dec. 08, 2022
Maturity date	Jan. 09, 2023	Jan. 09, 2023
Contract Amount Pay | ₩	₩ 9,237
Contract Amount Receive | $		$ 7,000
Contract exchange rate	1,319.5	1,319.5
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 09, 2022	Dec. 09, 2022
Maturity date	Jan. 06, 2023	Jan. 06, 2023
Contract Amount Pay | ₩	₩ 13,165
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,316.45	1,316.45
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 13, 2022	Dec. 13, 2022
Maturity date	Jan. 10, 2023	Jan. 10, 2023
Contract Amount Pay | ₩	₩ 10,430
Contract Amount Receive | $		$ 8,000
Contract exchange rate	1,303.8	1,303.8
Derivative Counterparty	Kookmin Bank	Kookmin Bank
Contract date	Dec. 15, 2022	Dec. 15, 2022
Maturity date	Jan. 16, 2023	Jan. 16, 2023
Contract Amount Pay | ₩	₩ 12,988
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,298.84	1,298.84
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 15, 2022	Dec. 15, 2022
Maturity date	Jan. 17, 2023	Jan. 17, 2023
Contract Amount Pay | ₩	₩ 28,632
Contract Amount Receive | $		$ 22,000
Contract exchange rate	1,301.45	1,301.45
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 16, 2022	Dec. 16, 2022
Maturity date	Jan. 18, 2023	Jan. 18, 2023
Contract Amount Pay | ₩	₩ 26,141
Contract Amount Receive | $		$ 20,000
Contract exchange rate	1,307.05	1,307.05
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 16, 2022	Dec. 16, 2022
Maturity date	Jan. 19, 2023	Jan. 19, 2023
Contract Amount Pay | ₩	₩ 26,096
Contract Amount Receive | $		$ 20,000
Contract exchange rate	1,304.8	1,304.8
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 19, 2022	Dec. 19, 2022
Maturity date	Jan. 20, 2023	Jan. 20, 2023
Contract Amount Pay | ₩	₩ 26,080
Contract Amount Receive | $		$ 20,000
Contract exchange rate	1,304	1,304
Derivative Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 19, 2022	Dec. 19, 2022
Maturity date	Jan. 26, 2023	Jan. 26, 2023
Contract Amount Pay | ₩	₩ 26,010
Contract Amount Receive | $		$ 20,000
Contract exchange rate	1,300.5	1,300.5
Derivative Counterparty	Kookmin Bank	Kookmin Bank
Contract date	Dec. 19, 2022	Dec. 19, 2022
Maturity date	Jan. 27, 2023	Jan. 27, 2023
Contract Amount Pay | ₩	₩ 25,959
Contract Amount Receive | $		$ 20,000
Contract exchange rate	1,297.93	1,297.93
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Dec. 21, 2022	Dec. 21, 2022
Maturity date	Jan. 25, 2023	Jan. 25, 2023
Contract Amount Pay | ₩	₩ 12,853
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,285.25	1,285.25
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 21, 2022	Dec. 21, 2022
Maturity date	Jan. 26, 2023	Jan. 26, 2023
Contract Amount Pay | ₩	₩ 14,134
Contract Amount Receive | $		$ 11,000
Contract exchange rate	1,284.9	1,284.9
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 27, 2022	Dec. 27, 2022
Maturity date	Jan. 30, 2023	Jan. 30, 2023
Contract Amount Pay | ₩	₩ 18,992
Contract Amount Receive | $		$ 15,000
Contract exchange rate	1,266.15	1,266.15
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 28, 2022	Dec. 28, 2022
Maturity date	Jan. 31, 2023	Jan. 31, 2023
Contract Amount Pay | ₩	₩ 15,216
Contract Amount Receive | $		$ 12,000
Contract exchange rate	1,268	1,268
Derivative Counterparty	Morgan Stanley	Morgan Stanley
Contract date	Dec. 28, 2022	Dec. 28, 2022
Maturity date	Feb. 01, 2023	Feb. 01, 2023
Contract Amount Pay | ₩	₩ 15,205
Contract Amount Receive | $		$ 12,000
Contract exchange rate	1,267.1	1,267.1
Derivative Counterparty	Kookmin Bank	Kookmin Bank
Contract date	Dec. 29, 2022	Dec. 29, 2022
Maturity date	Feb. 02, 2023	Feb. 02, 2023
Contract Amount Pay | ₩	₩ 20,247
Contract Amount Receive | $		$ 16,000
Contract exchange rate	1,265.44	1,265.44
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 29, 2022	Dec. 29, 2022
Maturity date	Feb. 03, 2023	Feb. 03, 2023
Contract Amount Pay | ₩	₩ 20,255
Contract Amount Receive | $		$ 16,000
Contract exchange rate	1,265.95	1,265.95
Derivative Counterparty	Kookmin Bank	Kookmin Bank
Contract date	Dec. 30, 2022	Dec. 30, 2022
Maturity date	Feb. 28, 2023	Feb. 28, 2023
Contract Amount Pay | ₩	₩ 15,128
Contract Amount Receive | $		$ 12,000
Contract exchange rate	1,260.7	1,260.7
Derivative Counterparty	Hana Bank	Hana Bank
Contract date	Dec. 06, 2022	Dec. 06, 2022
Maturity date	Jan. 06, 2023	Jan. 06, 2023
Contract Amount Pay | ₩	₩ 13,091
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,309.05	1,309.05
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 15, 2022	Dec. 15, 2022
Maturity date	Jan. 13, 2023	Jan. 13, 2023
Contract Amount Pay | ₩	₩ 26,001
Contract Amount Receive | $		$ 20,000
Contract exchange rate	1,300.07	1,300.07
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 19, 2022	Dec. 19, 2022
Maturity date	Jan. 20, 2023	Jan. 20, 2023
Contract Amount Pay | ₩	₩ 52,054
Contract Amount Receive | $		$ 40,000
Contract exchange rate	1,301.35	1,301.35
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 20, 2022	Dec. 20, 2022
Maturity date	Jan. 13, 2023	Jan. 13, 2023
Contract Amount Pay | ₩	₩ 25,952
Contract Amount Receive | $		$ 20,000
Contract exchange rate	1,297.6	1,297.6
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 29, 2022	Dec. 29, 2022
Maturity date	Jan. 27, 2023	Jan. 27, 2023
Contract Amount Pay | ₩	₩ 45,605
Contract Amount Receive | $		$ 36,000
Contract exchange rate	1,266.8	1,266.8
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Nov. 03, 2022	Nov. 03, 2022
Maturity date	Jan. 09, 2023	Jan. 09, 2023
Contract Amount Pay | ₩	₩ 7,085
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,417	1,417
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Nov. 07, 2022	Nov. 07, 2022
Maturity date	Jan. 13, 2023	Jan. 13, 2023
Contract Amount Pay | ₩	₩ 14,012
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,401.2	1,401.2
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Nov. 25, 2022	Nov. 25, 2022
Maturity date	Jan. 20, 2023	Jan. 20, 2023
Contract Amount Pay | ₩	₩ 6,611
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,322.1	1,322.1
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Dec. 29, 2022	Dec. 29, 2022
Maturity date	Jan. 05, 2023	Jan. 05, 2023
Contract Amount Pay | ₩	₩ 38,040
Contract Amount Receive | $		$ 30,000
Contract exchange rate	1,268	1,268
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 29, 2022	Dec. 29, 2022
Maturity date	Jan. 05, 2023	Jan. 05, 2023
Contract Amount Pay | ₩	₩ 25,358
Contract Amount Receive | $		$ 20,000
Contract exchange rate	1,267.9	1,267.9
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Nov. 09, 2022	Nov. 09, 2022
Maturity date	Jan. 06, 2023	Jan. 06, 2023
Contract Amount Pay | ₩	₩ 13,681
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,368.1	1,368.1
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 27, 2022	Dec. 27, 2022
Maturity date	Jan. 16, 2023	Jan. 16, 2023
Contract Amount Pay | ₩	₩ 6,334
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,266.7	1,266.7
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Nov. 11, 2022	Nov. 11, 2022
Maturity date	Jan. 30, 2023	Jan. 30, 2023
Contract Amount Pay | ₩	₩ 5,207
Contract Amount Receive | $		$ 3,842
Contract exchange rate	1,355.05	1,355.05
Derivative Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Nov. 11, 2022	Nov. 11, 2022
Maturity date	Jan. 30, 2023	Jan. 30, 2023
Contract Amount Pay | ₩	₩ 34,001
Contract Amount Receive | $		$ 25,000
Contract exchange rate	1,360.05	1,360.05
Derivative Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 21, 2022	Dec. 21, 2022
Maturity date	Feb. 23, 2023	Feb. 23, 2023
Contract Amount Pay | ₩	₩ 3,603
Contract Amount Receive | $		$ 2,806
Contract exchange rate	1,283.7	1,283.7
Derivative Counterparty	SMBC	SMBC
Contract date	Nov. 30, 2022	Nov. 30, 2022
Maturity date	Jan. 20, 2023	Jan. 20, 2023
Contract Amount Pay | $		$ 10,000
Contract Amount Receive | ₩	₩ 13,153
Contract exchange rate	1,315.3	1,315.3
Derivative Counterparty	SMBC	SMBC
Contract date	Nov. 30, 2022	Nov. 30, 2022
Maturity date	Feb. 16, 2023	Feb. 16, 2023
Contract Amount Pay | $		$ 15,000
Contract Amount Receive | ₩	₩ 19,783
Contract exchange rate	1,318.85	1,318.85
Derivative Counterparty	SMBC	SMBC
Contract date	Dec. 26, 2022	Dec. 26, 2022
Maturity date	Mar. 23, 2023	Mar. 23, 2023
Contract Amount Pay | $		$ 8,000
Contract Amount Receive | ₩	₩ 10,173
Contract exchange rate	1,271.6	1,271.6
Derivative Counterparty	SMBC	SMBC
Contract date	Dec. 29, 2022	Dec. 29, 2022
Maturity date	Mar. 28, 2023	Mar. 28, 2023
Contract Amount Pay | $		$ 15,000
Contract Amount Receive | ₩	₩ 18,933
Contract exchange rate	1,262.2	1,262.2
Derivative Counterparty	SMBC	SMBC
Contract date	Dec. 29, 2022	Dec. 29, 2022
Maturity date	Jun. 13, 2023	Jun. 13, 2023
Contract Amount Pay | $		$ 15,000
Contract Amount Receive | ₩	₩ 18,872
Contract exchange rate	1,258.1	1,258.1
Derivative Counterparty	MUFG	MUFG
Contract date	Nov. 25, 2022	Nov. 25, 2022
Maturity date	Feb. 08, 2023	Feb. 08, 2023
Contract Amount Pay | ₩	₩ 13,175
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,317.5	1,317.5
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 12, 2022	Dec. 12, 2022
Maturity date	Feb. 27, 2023	Feb. 27, 2023
Contract Amount Pay | ₩	₩ 33,947
Contract Amount Receive | $		$ 26,000
Contract exchange rate	1,305.64	1,305.64
Derivative Counterparty	MUFG	MUFG
Contract date	Nov. 24, 2022	Nov. 24, 2022
Maturity date	Jan. 30, 2023	Jan. 30, 2023
Contract Amount Pay | ₩	₩ 13,234
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,323.4	1,323.4
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Nov. 24, 2022	Nov. 24, 2022
Maturity date	Jan. 30, 2023	Jan. 30, 2023
Contract Amount Pay | ₩	₩ 13,830
Contract Amount Receive | $		$ 10,406
Contract exchange rate	1,329.05	1,329.05
Derivative Counterparty	JP Morgan	JP Morgan
Contract date	Nov. 30, 2022	Nov. 30, 2022
Maturity date	Jan. 17, 2023	Jan. 17, 2023
Contract Amount Pay | ₩	₩ 13,163
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,316.3	1,316.3
Derivative Counterparty	HSBC	HSBC
Contract date	Nov. 09, 2022	Nov. 09, 2022
Maturity date	Jan. 30, 2023	Jan. 30, 2023
Contract Amount Pay | ₩	₩ 42,627
Contract Amount Receive | $		$ 31,000
Contract exchange rate	1,375.05	1,375.05
Derivative Counterparty	HSBC	HSBC
Contract date	Oct. 19, 2020	Oct. 19, 2020
Maturity date	Oct. 29, 2024	Oct. 29, 2024
Contract Amount Pay | ₩	₩ 140,913
Contract Amount Receive | $		$ 125,000
Contract exchange rate	1,127.3	1,127.3
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Oct. 25, 2022	Oct. 25, 2022
Maturity date	Jan. 13, 2023	Jan. 13, 2023
Contract Amount Pay | ₩	₩ 13,039
Contract Amount Receive | $		$ 9,090
Contract exchange rate	1,434.5	1,434.5
Derivative Counterparty	MUFG	MUFG
Contract date	Oct. 25, 2022	Oct. 25, 2022
Maturity date	Jan. 13, 2023	Jan. 13, 2023
Contract Amount Pay | ₩	₩ 1,433
Contract Amount Receive | $		$ 1,000
Contract exchange rate	1,433.18	1,433.18
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Nov. 08, 2022	Nov. 08, 2022
Maturity date	Feb. 03, 2023	Feb. 03, 2023
Contract Amount Pay | ₩	₩ 12,332
Contract Amount Receive | $		$ 8,918
Contract exchange rate	1,382.8	1,382.8
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Nov. 09, 2022	Nov. 09, 2022
Maturity date	Mar. 03, 2023	Mar. 03, 2023
Contract Amount Pay | ₩	₩ 13,605
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,360.5	1,360.5
Derivative Counterparty	MUFG	MUFG
Contract date	Nov. 10, 2022	Nov. 10, 2022
Maturity date	Mar. 03, 2023	Mar. 03, 2023
Contract Amount Pay | ₩	₩ 20,464
Contract Amount Receive | $		$ 15,000
Contract exchange rate	1,364.27	1,364.27
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Nov. 24, 2022	Nov. 24, 2022
Maturity date	Apr. 07, 2023	Apr. 07, 2023
Contract Amount Pay | ₩	₩ 17,612
Contract Amount Receive | $		$ 13,214
Contract exchange rate	1,332.8	1,332.8
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 01, 2022	Dec. 01, 2022
Maturity date	May 12, 2023	May 12, 2023
Contract Amount Pay | ₩	₩ 12,932
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,293.2	1,293.2
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 05, 2022	Dec. 05, 2022
Maturity date	May 12, 2023	May 12, 2023
Contract Amount Pay | ₩	₩ 3,121
Contract Amount Receive | $		$ 2,425
Contract exchange rate	1,286.9	1,286.9
Derivative Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 08, 2022	Dec. 08, 2022
Maturity date	May 12, 2023	May 12, 2023
Contract Amount Pay | ₩	₩ 13,145
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,314.5	1,314.5
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 12, 2022	Dec. 12, 2022
Maturity date	Jun. 09, 2023	Jun. 09, 2023
Contract Amount Pay | ₩	₩ 19,482
Contract Amount Receive | $		$ 15,000
Contract exchange rate	1,298.8	1,298.8
Derivative Counterparty	Busan Bank	Busan Bank
Contract date	Dec. 12, 2022	Dec. 12, 2022
Maturity date	Jun. 09, 2023	Jun. 09, 2023
Contract Amount Pay | ₩	₩ 19,479
Contract Amount Receive | $		$ 15,000
Contract exchange rate	1,298.6	1,298.6
Derivative Counterparty	MUFG	MUFG
Contract date	Dec. 15, 2022	Dec. 15, 2022
Maturity date	Jun. 09, 2023	Jun. 09, 2023
Contract Amount Pay | ₩	₩ 19,386
Contract Amount Receive | $		$ 15,000
Contract exchange rate	1,292.41	1,292.41
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 15, 2022	Dec. 15, 2022
Maturity date	Jun. 09, 2023	Jun. 09, 2023
Contract Amount Pay | ₩	₩ 19,397
Contract Amount Receive | $		$ 15,000
Contract exchange rate	1,293.1	1,293.1
Derivative Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 15, 2022	Dec. 15, 2022
Maturity date	Jun. 09, 2023	Jun. 09, 2023
Contract Amount Pay | ₩	₩ 19,397
Contract Amount Receive | $		$ 15,000
Contract exchange rate	1,293.1	1,293.1
Derivative Counterparty	HSBC	HSBC
Contract date	Dec. 22, 2022	Dec. 22, 2022
Maturity date	Jun. 09, 2023	Jun. 09, 2023
Contract Amount Pay | ₩	₩ 12,695
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,269.45	1,269.45
Derivative Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 22, 2022	Dec. 22, 2022
Maturity date	Jun. 09, 2023	Jun. 09, 2023
Contract Amount Pay | ₩	₩ 12,671
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,267.1	1,267.1